Interest-Bearing Liabilities - Summary of Notes, Bonds, Bilateral Loans and Committed Credit (Detail) € in Millions, kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 SEK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 SEK (kr)
Notes and bond loans [Member]
Disclosure Of Borrowings [Line Items]
Book value (SEK million) 2019	kr 23,499			kr 21,875
Changes in fair value due to changes in credit risk 2019	602
Cumulative changes in fair value due to changes in credit risk 2019	kr 602
Notes and bond loans [Member] | December 23, 2020 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 170
Currency	USD
Maturity date	Dec 23, 2020
Book value (SEK million) 2019	kr 1,601			1,545
Changes in fair value due to changes in credit risk 2019	(8)
Cumulative changes in fair value due to changes in credit risk 2019	kr 16
Notes and bond loans [Member] | May 15, 2022 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 1,000
Coupon	4.125%	4.125%	4.125%
Currency	USD
Maturity date	May 15, 2022
Book value (SEK million) 2019	kr 9,695			8,776
Changes in fair value due to changes in credit risk 2019	290
Cumulative changes in fair value due to changes in credit risk 2019	kr 309
Notes and bond loans [Member] | March 1, 2021 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | €			€ 500
Coupon	0.875%	0.875%	0.875%
Currency	EUR
Maturity date	Mar 1, 2021
Book value (SEK million) 2019	kr 5,267			5,141
Changes in fair value due to changes in credit risk 2019	28
Cumulative changes in fair value due to changes in credit risk 2019	kr 41
Notes and bond loans [Member] | March 1, 2024 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | €			€ 500
Coupon	1.875%	1.875%	1.875%
Currency	EUR
Maturity date	Mar 1, 2024
Book value (SEK million) 2019	kr 5,512			5,087
Changes in fair value due to changes in credit risk 2019	251
Cumulative changes in fair value due to changes in credit risk 2019	kr 208
Notes and bond loans [Member] | December 22, 2025 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 150
Currency	USD
Maturity date	Dec 22, 2025
Book value (SEK million) 2019	kr 1,424			1,326
Changes in fair value due to changes in credit risk 2019	41
Cumulative changes in fair value due to changes in credit risk 2019	28
Bilateral loans [Member]
Disclosure Of Borrowings [Line Items]
Book value (SEK million) 2019	12,400			8,849
Changes in fair value due to changes in credit risk 2019	49
Cumulative changes in fair value due to changes in credit risk 2019	kr (41)
Bilateral loans [Member] | Dec 18, 2025 [Member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		150
Currency	USD
Maturity date	Dec 18, 2025
Book value (SEK million) 2019	kr 1,371			860
Changes in fair value due to changes in credit risk 2019	(26)
Cumulative changes in fair value due to changes in credit risk 2019	kr (26)
Bilateral loans [Member] | November 6, 2020 [Member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		684
Currency	USD
Maturity date	Nov 6, 2020
Book value (SEK million) 2019	kr 6,345			6,030
Changes in fair value due to changes in credit risk 2019	55
Cumulative changes in fair value due to changes in credit risk 2019	kr (32)
Bilateral loans [Member] | June 15, 2023 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		220
Currency	USD
Maturity date	Jun 15, 2023
Book value (SEK million) 2019	kr 2,078			kr 1,959
Changes in fair value due to changes in credit risk 2019	36
Cumulative changes in fair value due to changes in credit risk 2019	kr 33
Bilateral loans [Member] | July 31, 2024 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 281
Currency	USD
Maturity date	July 31, 2024
Book value (SEK million) 2019	kr 2,606
Changes in fair value due to changes in credit risk 2019	(16)
Cumulative changes in fair value due to changes in credit risk 2019	kr (16)